SCHEDULE OF OPERATING SEGMENT (Details) - USD ($) $ in Thousands	3 Months Ended				9 Months Ended
	Sep. 30, 2024		Sep. 30, 2023		Sep. 30, 2024		Sep. 30, 2023
Segment Reporting Information [Line Items]
Revenues	$ 372,488		$ 214,640		$ 914,009		$ 507,817
Cost of sales	340,359		195,865		829,253		460,475
Gross Profit	32,129		18,775		84,756		47,342
Operating Expenses(1)(2)	34,607	[1],[2]	22,742	[3],[4]	103,596	[5],[6]	62,087	[7],[8]
Operating Loss	(2,478)		(3,967)		(18,840)		(14,745)
Reconciliation of profit or loss (segment profit/(loss)
Other income (expenses), net	151		38		381		106
Finance expenses, net	(214)		(10)		(1,289)		(587)
Net Loss	(2,541)		(3,939)		(19,748)		(15,226)
North American Brokerage [Member]
Segment Reporting Information [Line Items]
Revenues	369,890		213,319		907,716		504,456
Cost of sales	339,507		195,492		827,243		459,559
Gross Profit	30,383		17,827		80,473		44,897
Operating Expenses(1)(2)	31,842	[1],[2]	20,960	[3],[4]	96,246	[5],[6]	57,009	[7],[8]
Operating Loss	(1,459)		(3,133)		(15,773)		(12,112)
Other Operating Segment [Member]
Segment Reporting Information [Line Items]
Revenues	2,598		1,321		6,293		3,361
Cost of sales	852		373		2,010		916
Gross Profit	1,746		948		4,283		2,445
Operating Expenses(1)(2)	2,765	[1],[2]	1,782	[3],[4]	7,350	[5],[6]	5,078	[7],[8]
Operating Loss	$ (1,019)		$ (834)		$ (3,067)		$ (2,633)

[1]	Operating expenses includes Revenue share expense of approximately 11,651 thousand and is recorded in the North American Brokerage segment.
[2]	Operating expenses includes General and administrative expenses, Marketing expenses, Research and development expenses, and Settlement of litigation.
[3]	Operating expenses includes Revenue share expense of approximately 7,946 thousand and is recorded in the North American Brokerage segment.
[4]	Operating expenses includes General and administrative expenses, Marketing expenses, Research and development expenses, and Settlement of litigation.
[5]	Operating expenses includes Revenue share expense of approximately 33,190 thousand and is recorded in the North American Brokerage segment.
[6]	Operating expenses includes General and administrative expenses, Marketing expenses, Research and development expenses, and Settlement of litigation.
[7]	Operating expenses includes Revenue share expense of approximately 21,064 thousand and is recorded in the North American Brokerage segment.
[8]	Operating expenses includes General and administrative expenses, Marketing expenses, Research and development expenses, and Settlement of litigation.